Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted earnings per share

	Period from July 25, 2022 to December 31, 2022		Year Ended December 31, 2023		Year Ended December 31, 2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income/(loss)	551,586	551,586	9,291,912	9,291,912	(2,748,367)	(2,748,367)
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	—	—	(404,167)	—	(762,500)	(762,500)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	—	—	(171,968)	—	(4,578,000)	(4,578,000)
Less: Undistributed earnings allocated to non-vested shares	—	—	(188,369)	(75,554)	—	—

Net income/(loss) attributable to common shareholders	551,586	551,586	8,527,408	9,216,358	(8,088,867)	(8,088,867)
Denominator
Weighted average number of shares outstanding, basic	2,122	2,122	3,615	3,615	314,341	314,341

Series A Perpetual Convertible Preferred Shares (Note 8)	—	2,857	—	6,127	—	—

Effect of dilutive shares	—	2,857	—	6,127	—	—

Weighted average number of shares outstanding, diluted	—	4,979	—	9,742	—	314,341

Earnings/(loss) per share	259.94	110.78	2,358.90	946.04	(25.73)	(25.73)